DEWEY BALLANTINE LLP

1301 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019-6092
TEL  212 259-8000      FAX  212 259-6333

October 21, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:    Amendment No. 1 to the Platinum Underwriters Finance and Platinum Underwriters Holdings
                 Registration Statement on Form S-4

Dear Ladies and Gentlemen:

     On behalf of our clients, Platinum Underwriters Finance, Inc., a Delaware corporation (the “Company”), and Platinum Underwriters Holdings, Ltd., a Bermuda corporation (the “Guarantor”), we hereby submit for filing under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission pursuant to the EDGAR program of the Securities and Exchange Commission (the “Commission”), Amendment No. 1 to the Company’s and the Guarantor’s Registration Statement on Form S-4 and exhibits, for registration under the Securities Act of securities in connection with an exchange offer described in the Amendment No. 1 to the Registration Statement pursuant to the Commission's Exxon Capital line of No Action Letters.

     If you have any questions concerning the foregoing, please contact me at (212) 259-6680 (or email at jfreedman@dbllp.com).

Very truly yours,
/s/ Jonathan L. Freedman Jonathan L. Freedman

Enclosure

cc:  Michael  E. Lombardozzi
       Executive Vice President, General Counsel
       & Chief Administrative Officer
       Platinum Underwriters Holdings, Ltd.